SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Project Assets and Investments) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Project assets [Line Items]
Property, plant and equipment	$ 630,462,070	$ 750,297,544
Deferred project costs	20,874,446
Deferred revenue	25,378,112
Investments [Abstract]
Other-than-temporary impairment loss on available-for-sale investment	$ 0	$ 0	$ 0
Romania [Member]
Project assets [Line Items]
Number of project assets | item	2
Property, plant and equipment	$ 27,127,591